UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2014 – February 28, 2015

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 0.2%
Basic Materials - 0.1%
Mirabela Nickel Ltd.*	5,244,841	$348,358
*	–	–
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*	11,126	239,910
*	–	–
Consumer, Cyclical – 0.0%**
Deb Stores Holding LLC1,†††	9,389	–
*	–	–
Total Common Stocks
(Cost $2,144,013)		588,268
PREFERRED STOCKS† - 6.4%
Financial - 5.3%
Goldman Sachs Group, Inc.
5.50%2,5	269,144	6,712,452
Aspen Insurance Holdings	124,000	3,196,720
5.95%2,5
Morgan Stanley
6.68%2	60,000	1,574,400
7.13%2	28,000	788,760
Wells Fargo & Co.
5.85%2,5	60,000	1,550,400
Kemper Corp.
7.38%	49,102	1,308,568
CoBank ACB
6.20%2	7,000	705,907
Aegon NV
6.38%5	20,000	509,800
Falcons Funding Trust I
8.88%2	500	505,656
AgriBank FCB
6.88%2,5	4,000	419,750
City National Corp.
6.75%2,5	12,000	344,400
Total Financial		17,616,813
Industrial - 0.7%
Seaspan Corp. 6.38%	98,000	2,459,800
Total Industrial		2,459,800
Communications - 0.4%
Centaur Funding Corp 9.08%4,5	1,000	1,248,750
3	–	–
Total Preferred Stocks
(Cost $20,317,282)		21,325,363
WARRANTS††† - 0.0%**
Alion Science and Technology Corp.
03/15/171,5	1,050	–
Total Warrants
(Cost $11)		–
EXCHANGE-TRADED FUNDS† - 18.9%
SPDR S&P 500 ETF Trust9	133,600	28,144,176
iShares Russell 2000 ETF9	127,600	15,637,380
Powershares QQQ Trust Series 19	115,500	12,520,200
SPDR S&P MidCap 400 ETF Trust9	11,300	3,098,460
Consumer Discretionary Select Sector SPDR Fund9	20,800	1,580,176
Industrial Select Sector SPDR Fund9	26,900	1,546,481
Total Exchange-Traded Funds
(Cost $59,722,303)		62,526,873

	Face
	Amount~	Value
MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares	545,211	$545,211
Total Money Market Fund
(Cost $545,211)		545,211
ASSET BACKED SECURITIES†† - 42.0%
Fortress Credit Opportunities
2005-1A, 0.59% due 07/15/192,4,5	6,702,353	6,077,694
AASET
2014-1, 7.37% due 12/15/292	3,948,718	3,948,718
2014-1, 5.13% due 12/15/292	1,974,359	1,974,359
Churchill Financial Cayman Ltd.
2007-1A, 2.85% due 07/10/192,4	3,500,000	3,295,950
2007-1A, 8.37% due 07/10/194,5	1,000,000	1,007,100
2007-1A, 1.50% due 07/10/192,4,5	1,000,000	960,400
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/192,5	12,476,303	5,208,858
Castlelake Aircraft Securitization Trust 2014-1
2014-1, 7.50% due 02/15/29	2,543,933	2,540,880
2014-1, 5.25% due 02/15/29	2,119,748	2,096,855
Citigroup Mortgage Loan Trust 2006-FX1
2006-FX1, 5.78% due 10/25/366	5,164,651	4,407,089
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/562,4	4,674,258	4,207,299
Cedar Woods CRE CDO Ltd.
2006-1A, 0.44% due 07/25/51	4,271,535	3,862,322
Attentus CDO III Ltd.
2007-3A, 0.51% due 10/11/422,4,5	4,343,978	3,822,701
RAIT CRE CDO I Ltd.
2006-1X, 0.50% due 11/20/46	3,095,518	2,837,661
ACAS CLO 2012-1 Ltd.
2014-1AR, 4.50% due 09/20/232,4	2,750,000	2,743,125
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/412,4	1,750,000	1,576,050
2006-8A, 0.46% due 02/01/412,4	1,017,551	995,165
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/254,7	3,700,000	2,535,240
321 Henderson Receivables III LLC
2008-1A, 10.81% due 01/15/504	500,000	788,300
2008-1A, 9.36% due 01/15/484	500,000	731,200

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 42.0% (continued)
2008-1A, 8.37% due 01/15/464	500,000	$704,650
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.47% due 11/14/332,4	1,428,677	1,214,376
2007-1X, 0.47% due 11/14/33	1,111,193	944,514
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/244,7	2,600,000	2,153,320
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.56% due 08/07/212,4,5	2,100,000	2,085,930
N-Star Real Estate CDO IX Ltd.
0.48% due 02/01/41	2,170,776	2,056,811
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/244,7	2,600,000	2,045,940
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/512,4	2,090,912	2,034,039
Dryden Senior Loan Fund
3.73% due 10/20/20	2,000,000	1,927,000
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due 01/15/234,7	2,500,000	1,869,250
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/234,7	2,500,000	1,851,750
Nationstar HECM Loan Trust 2014-1A
2014-1A, 4.50% due 11/25/174	1,825,037	1,834,710
Aircraft Certificate Owner Trust
2003-1A, 7.00% due 09/20/224,5	1,747,158	1,820,014
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.43% due 04/25/362,5	2,000,000	1,807,434
TCW Global Project Fund II Ltd.
2004-1A, 2.20% due 06/24/162,4	2,000,000	1,707,200
2004-1A, 1.60% due 06/24/162,4	100,420	96,654
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 4.99% due 10/22/262,4	1,750,000	1,742,475
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/234,7	2,500,000	1,698,500
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/254,7	2,300,000	1,674,630
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/384,5,6	1,558,333	1,581,708

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 42.0% (continued)
GSAA Home Equity Trust 2006-18
2006-18, 6.00% due 11/25/366	2,287,686	$1,541,898
Rosedale CLO Ltd.
2006-A, 0.67% due 07/24/212,4,5	1,500,000	1,486,350
Babson CLO Limited 2012-II
2012-2A, 0.00% due 05/15/234	2,000,000	1,441,800
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.45% due 05/01/222,4	1,500,000	1,431,150
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/232,4,5	1,250,000	1,183,000
2014-1A, 3.75% due 10/15/232,4,5	250,000	243,775
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/262,4,5	1,500,000	1,423,800
TCW Global Project Fund III Ltd.
2005-1A, 5.79% due 09/01/174	1,000,000	935,200
2005-1A, 0.91% due 09/01/172,4,†††	420,030	406,757
Madison Park Funding VIII Ltd.
2014-8AR, 4.11% due 04/22/222,4	1,300,000	1,283,490
Business Loan Express SBA Loan Trust 2006-1
2006-AA, 0.41% due 10/20/382,4	1,437,203	1,268,031
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21	1,213,755	1,216,667
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.47% due 07/25/252,4	750,000	697,875
2014-1A, 5.97% due 07/25/254	500,000	502,350
Keuka Park CLO Limited 2013-1
2013-1A, 0.00% due 10/21/244,7	1,500,000	1,178,100
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/244,7	1,750,000	1,170,225
MCF CLO I LLC
2013-1A, 6.01% due 04/20/232,4	1,250,000	1,149,625
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/404,6	1,000,000	1,013,125
Sound Point CLO I Ltd.
2012-1A, 4.81% due 10/20/232,4	1,000,000	1,003,700
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/325	1,000,000	1,000,600
Cent CLO 16, LP
2014-16AR, 4.75% due 08/01/242,4,5	1,000,000	1,000,000

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 42.0% (continued)
KKR Financial CLO Ltd.
2007-1X, 5.25% due 05/15/215	1,000,000	$997,100
AABS
4.88% due 01/10/38	962,500	974,531
Aerco Ltd.
2000-2A, 0.63% due 07/15/252,†††	2,130,455	970,635
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/274	1,050,000	969,570
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.50% due 04/28/262,4,5	1,000,000	965,100
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.38% due 10/15/232,4	1,000,000	954,400
Kingsland VI Ltd.
2013-6A, 3.91% due 10/28/242,4	1,000,000	939,100
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/222,4,5	500,000	475,000
2007-1A, 2.56% due 09/30/222,4	500,000	461,150
West CLO 2013-1 Ltd.
2013-1A, 0.00% due 11/07/254	1,350,000	928,935
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.26% due 12/20/182,4,5	900,000	882,270
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.96% due 02/17/262,4,5	850,000	810,730
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/13/484	798,267	810,241
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/372,4,5	871,486	793,052
Mountain View Funding CLO
2007-3A, 0.59% due 04/16/212,4,5	800,000	783,280
Katonah IX CLO Ltd.
2006-9A, 0.98% due 01/25/192,4,5	800,000	780,480
BBAM Acquisition Finance
5.38% due 09/17/16	771,737	775,596
6.25% due 09/17/16	250,000	241,250
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.85% due 01/10/382,4	805,961	748,416
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 4.16% due 07/20/232,4,5	750,000	744,300
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.31% due 07/25/372,4,5	740,218	660,141

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 42.0% (continued)
CIFC Funding 2012-II Ltd.
2012-2A, 4.52% due 12/05/242,4	610,000	$608,353
Northwoods Capital VII Ltd.
2006-7A, 3.76% due 10/22/212,4	600,000	598,440
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.73% due 09/15/352,4	573,032	563,806
2000-1X, 0.73% due 09/15/352	34,024	33,476
Credit Card Pass-Through Trust 2012-BIZ
2012-BIZ, 0.00%3,4,7,†††	658,032	581,700
GSAA Home Equity Trust 2007-7
2007-7, 0.44% due 07/25/372,5	659,189	557,259
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.01% due 04/20/252,4	500,000	500,000
Liberty CLO Ltd.
2005-1A, 0.75% due 11/01/172,4,5	500,000	497,300
NXT Capital CLO 2013-1 LLC
2013-1A, 4.41% due 04/25/242,4,5	500,000	496,850
COA Summit CLO Limited 2014-1
2014-1A, 4.10% due 04/20/232,4,5	500,000	490,750
Marlborough Street CLO Ltd.
2007-1A, 1.01% due 04/18/192,4,5	500,000	478,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.45% due 04/15/252,4,5	500,000	464,500
New Century Home Equity Loan Trust 2005-1
2005-1, 0.89% due 03/25/352	516,644	450,364
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/252,4	500,000	449,250
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.68% due 03/23/234,5	441,767	439,072
Vega Containervessel plc
2006-1A, 5.56% due 02/10/214,5	439,299	433,456
Gramercy Park CLO Ltd.
2014-1AR, 4.30% due 07/17/232,4,5	400,000	397,840
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/212,4,5	400,000	396,000
Airlie CLO
2006-2A, 1.01% due 12/20/202,4,5	400,000	380,480
Marathon CLO II Ltd.
2005-2A, 0.00% due 12/20/194,7	3,000,000	352,200

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 42.0% (continued)
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.26% due 04/25/262,4,5	300,000	$277,170
Hewett's Island CDO Ltd.
2006-5A, 0.97% due 12/05/182,4	250,000	249,975
OFSI Fund Ltd.
2006-1A, 1.10% due 09/20/192,4,5	250,000	248,325
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.54% due 09/20/232,4,5	250,000	247,000
Insurance Note Capital VII
2005-1R1A, 0.48% due 06/09/332,4,5	258,400	242,896
Halcyon Structured Asset Management Long/Short CLO Ltd.
2007-1A, 1.10% due 08/07/212,4,5	250,000	238,125
Putnam Structured Product CDO
2008-1A, 0.62% due 10/15/382,4	248,477	237,891
Gale Force CLO Ltd.
2007-3A, 0.96% due 04/19/212,4,5	250,000	234,125
Business Loan Express Business Loan Trust 2007-A
2007-AA, 0.57% due 10/20/402,4,5	314,651	229,695
Blade Engine Securitization Ltd.
2006-1A, 3.17% due 09/15/412,4,5	457,738	183,095
New Century Home Equity Loan Trust
2004-A, 5.47% due 08/25/342	48,800	49,093
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/184,5	21,607	19,244
Blue Falcon
A-2, 3.17% due 12/25/165	8,453	8,434
Total Asset Backed Securities
(Cost $138,506,619)		139,344,830
CORPORATE BONDS†† - 39.7%
Financial - 21.6%
Citigroup, Inc.
5.35%3,5,8	6,575,000	6,318,114
Bank of America Corp.
5.20%3,5,8	2,000,000	1,930,000
5.13%3,5,8	1,500,000	1,477,500
6.24%3,5,8	1,150,000	1,183,063
6.50%3,5	1,000,000	1,059,687
JPMorgan Chase & Co.
5.00%3,5,8	3,100,000	3,049,625
6.10%3,5,8	1,000,000	1,026,250
Fifth Third Bancorp
4.90%3,5,8	3,000,000	2,910,000
5.10%3,5,8	1,000,000	944,500
Prudential Financial, Inc.
5.63% due 06/15/435,8	3,500,000	3,701,250
Wilton Re Finance LLC
5.88% due 03/30/334,5,8	2,750,000	2,970,300

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.7% (continued)
Financial - 21.6% (continued)
QBE Capital Funding III Ltd.
7.25% due 05/24/414,5,8	2,650,000	$2,928,250
HSBC Holdings plc
6.37%3,5,8	2,500,000	2,570,625
Customers Bank
6.13% due 06/26/294,5,8	2,500,000	2,562,500
Barclays plc
6.63%3,5,8	1,362,000	1,330,121
8.25%3,5,8	950,000	1,013,855
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/205	2,000,000	2,140,000
AmTrust Financial Services, Inc.
6.13% due 08/15/235	2,000,000	2,125,600
Nordea Bank AB
6.13%3,4,5,8	2,000,000	2,060,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/214,5	1,100,000	1,086,250
7.37% due 04/01/204,5	800,000	792,000
EPR Properties
5.75% due 08/15/22	1,500,000	1,646,909
Cadence Bank North America
6.25% due 06/28/294,8	1,600,000	1,640,000
RBS Capital Trust II
6.43%3,5,8	1,400,000	1,575,000
Credit Suisse Group AG
6.25%3,4,5	1,550,000	1,535,895
Pacific Premier Bancorp, Inc.
5.75% due 09/03/244,5	1,500,000	1,530,000
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/214,5	1,450,000	1,526,125
Credit Acceptance Corp.
6.12% due 02/15/21	1,465,000	1,450,350
Lock AS
7.00% due 08/15/21	1,200,000 EUR	1,420,019
Cadence Financial Corp.
4.88% due 06/28/194	1,350,000	1,356,750
MetLife Capital Trust IV
7.88% due 12/15/374,5	1,000,000	1,282,500
KeyCorp Capital III
7.75% due 07/15/295	1,000,000	1,271,385
National Life Insurance Co.
10.50% due 09/15/394,5	700,000	1,122,341
AXA S.A.
6.38% due3,4,5,8	1,000,000	1,113,500
Wells Fargo & Co.
5.90% due3,5,8	1,000,000	1,042,180
Voya Financial, Inc.
5.65% due 05/15/535,8	1,000,000	1,037,500
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/294,5	1,000,000	1,030,000
Ironshore Holdings US, Inc.
8.50% due 05/15/204,5	800,000	946,642
Pacific Beacon LLC
5.63% due 07/15/514	727,255	681,394

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† -39.7% (continued)
Financial - 21.6% (continued)
Greystar Real Estate Partners LLC
8.25% due 12/01/224,5	600,000	$624,000
Scottrade Financial Services, Inc.
6.13% due 07/11/214,5	500,000	540,423
Tri-Command Military Housing LLC
5.38% due 02/15/484	562,305	535,505
Cabot Financial Luxembourg S.A.
6.50% due 04/01/214	350,000 GBP	504,670
Nationwide Mutual Insurance Co.
9.38% due 08/15/394,5	250,000	400,699
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/204,5	400,000	374,000
Prosight Global Inc.
7.50% due 11/26/20†††	250,000	258,500
LCP Dakota Fund
10.00% due 08/17/15	46,200	46,200
12.50% due 08/17/15	33,000	32,997
Total Financial		71,704,974
Industrial - 4.1%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/274,5	2,045,331	2,076,011
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/195	1,800,000	1,584,000
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/175	1,530,000	1,575,900
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/185	1,376,000	1,441,360
BMBG Bond Finance SCA
5.07% due 10/15/202,4	1,200,000 EUR	1,351,083
Cemex SAB de CV
9.00% due 01/11/184,5	1,210,000	1,264,450
Odebrecht Offshore Drilling Finance Ltd.
6.62% due 10/01/224,5	1,395,480	1,074,520
America West Airlines 2001-1 Pass Through Trust
7.10% due 04/02/215,†††	893,298	993,794
LMI Aerospace, Inc.
7.37% due 07/15/194,5	600,000	601,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/194,5	500,000	505,000
CEVA Group plc
7.00% due 03/01/214,5	500,000	480,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.7% (continued)
Industrial - 4.1% (continued)
Atlas Air 2000-1 Class A Pass Through Trust
8.71% due 01/02/195	192,321	$200,495
Agua Caliente Band of Cahuilla Indians
6.35% due 10/01/154	184,000	186,537
Atlas Air 1998-1 Class A Pass Through Trust
7.38% due 01/02/185	165,578	167,647
Total Industrial		13,502,297
Energy - 3.4%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/194,5	2,200,000	2,222,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/205	1,849,000	2,038,522
Keane Group Holdings LLC
8.50% due 08/08/191,†††	1,987,500	1,843,406
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	1,425,000	1,083,000
9.25% due 08/15/21	600,000	468,000
Gibson Energy, Inc.
6.75% due 07/15/214,5	1,275,000	1,313,250
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/224,5	1,259,067	758,588
Northern Oil and Gas, Inc.
8.00% due 06/01/205	632,000	581,440
Ultra Resources, Inc.
4.51% due 10/12/20†††	500,000	422,550
IronGate Energy Services LLC
11.00% due 07/01/184,5	600,000	390,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/195	280,000	291,550
Total Energy		11,412,306
Consumer, Non-cyclical - 3.4%
Vector Group Ltd.
7.75% due 02/15/215	2,190,000	2,337,825
Bumble Bee Holdings, Inc.
9.00% due 12/15/174,5	2,082,000	2,183,498
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/164,5	2,026,000	1,874,050
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/184,5	1,500,000	1,593,750
Central Garden and Pet Co.
8.25% due 03/01/185	1,538,000	1,572,605

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.7% (continued)
Consumer, Non-cyclical - 3.4% (continued)
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/224,5	1,300,000	$1,261,000
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/214,5	250,000	266,875
Physio-Control International, Inc.
9.87% due 01/15/194	92,000	98,210
Total Consumer, Non-cyclical		11,187,813
Consumer, Cyclical - 2.5%
GRD Holdings III Corp.
10.75% due 06/01/194,5	2,445,000	2,658,937
PF Chang's China Bistro, Inc.
10.25% due 06/30/204,5	1,255,000	1,267,550
Sabre GLBL, Inc.
8.50% due 05/15/194,5	1,111,000	1,194,325
HP Communities LLC
6.82% due 09/15/534	990,942	1,072,140
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/174,5	600,000	652,500
Nathan's Famous, Inc.
10.00% due 03/15/204	500,000	500,000
Guitar Center, Inc.
6.50% due 04/15/194	500,000	423,750
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 07/02/205	347,592	358,020
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/214,5	150,000	150,375
Total Consumer, Cyclical		8,277,597
Communications - 2.0%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174,5	2,575,000	2,671,563
MDC Partners, Inc.
6.75% due 04/01/204,5	2,350,000	2,473,375
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/215	725,000	815,625
Avaya, Inc.
7.00% due 04/01/194,5	380,000	383,800
Expo Event Transco, Inc.
9.00% due 06/15/214	130,000	133,575
Total Communications		6,477,938
Diversified - 1.0%
Opal Acquisition, Inc.
8.87% due 12/15/214,5	2,325,000	2,400,563
Argos Merger Sub, Inc.
7.12% due 03/15/234	500,000	517,500

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.7% (continued)
Diversified - 1.0% (continued)
Harbinger Group, Inc.
7.87% due 07/15/195	300,000	$320,250
Total Diversified		3,238,313
Technology - 0.7%
Aspect Software, Inc.
10.62% due 05/15/175	1,660,000	1,514,750
Eagle Midco, Inc.
9.00% due 06/15/184,5	950,000	964,250
Total Technology		2,479,000
Basic Materials - 0.7%
Mirabela Nickel Ltd.
9.50% due 06/24/191,†††	1,207,767	1,207,767
TPC Group, Inc.
8.75% due 12/15/204,5	980,000	899,150
KGHM International Ltd.
7.75% due 06/15/194,5	300,000	309,750
Total Basic Materials		2,416,667
Utilities - 0.3%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/234,5	900,000	927,000
Total Corporate Bonds
(Cost $127,929,798)		131,623,905
SENIOR FLOATING RATE INTERESTS2,†† - 25.7%
Industrial - 6.6%
CareCore National LLC
5.50% due 03/05/21	2,885,233	2,897,870
Fortescue Metals Group Ltd.
3.75% due 06/30/19	2,750,000	2,545,895
Rise Ltd.
4.75% due 02/12/39	1,875,000	1,889,063
6.50% due 02/12/39	468,750	472,266
SIRVA Worldwide, Inc.
7.50% due 03/27/19	1,768,500	1,750,815
Knowledge Learning Corp.
5.25% due 03/18/21	1,488,750	1,492,472
CPM Acquisition Corp.
6.25% due 08/29/17	926,985	924,667
10.25% due 03/01/18	530,000	527,350
HBC Hardware Holdings
6.75% due 03/30/20	1,496,250	1,451,363
Sabre, Inc.
4.00% due 02/19/19	1,231,005	1,229,245
Hunter Defense Technologies
6.50% due 08/04/19	790,000	782,100
VAT Holding AG
4.75% due 02/11/21	744,375	736,313
AlliedBarton Security Services LLC
8.00% due 08/12/21	726,027	723,000
Flakt Woods
4.76% due 03/20/171,†††	653,616 EUR	716,114
NaNa Development Corp.
8.00% due 03/15/18	728,382	699,247
Ranpak
8.25% due 10/03/22	700,000	694,750
Mitchell International, Inc.
8.50% due 10/11/21	700,000	691,103

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS2,†† - 25.7% (continued)
Industrial - 6.6% (continued)
Mast Global
8.75% due 09/12/191,†††	468,750	$465,094
8.75% due 09/12/191,†††	388,660	385,675
SI Organization
5.75% due 11/23/19	328,011	327,600
Panolam Industries International, Inc.
7.75% due 08/23/17	263,793	259,836
Doncasters Group Ltd.
9.50% due 10/09/20	165,517	163,862
Carey International, Inc.
9.00% due 07/31/151,†††	40,588	16,235
Total Industrial		21,841,935
Consumer, Cyclical - 4.5%
Lions Gate Entertainment Corp.
5.00% due 07/18/20	2,250,000	2,255,624
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	1,277,261	1,266,890
10.50% due 08/28/191,†††	450,000	446,850
ABRA Auto Body
4.75% due 09/17/21	798,000	800,993
8.25% due 09/19/22	500,000	500,000
Fitness International LLC
5.50% due 07/01/20	1,318,375	1,255,752
National Vision, Inc.
6.75% due 03/11/22	1,200,000	1,154,004
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,111,290	1,044,612
Eyemart Express
5.00% due 12/18/21	995,093	1,002,500
Sky Bet (Cyan Blue HoldCo)
6.50% due 02/09/22	650,000 GBP	994,693
American Tire Distributors, Inc.
5.75% due 06/01/18	942,946	947,661
Ollies Bargain Outlet
4.75% due 09/28/19	723,632	712,778
Talbots, Inc.
4.75% due 03/19/20	522,368	505,391
Sears Holdings Corp.
5.50% due 06/30/18	499,116	491,006
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	396,000	389,070
Navistar, Inc.
5.75% due 08/17/17	361,111	362,917
GCA Services Group, Inc.
9.25% due 11/01/20	320,000	316,800
Capital Automotive LP
6.00% due 04/30/20	210,000	211,575
Armored AutoGroup, Inc.
6.00% due 11/05/16	123,270	123,085
CKX Entertainment, Inc.
9.00% due 06/21/17	96,850	67,795
Deb Stores Holding LLC
1.50% due 10/11/161,†††	658,489	59,264
Fleetpride Corp.
5.25% due 11/19/19	28,373	27,982
Total Consumer, Cyclical		14,937,242
Technology - 3.8%
Blue Coat Systems, Inc.
4.00% due 05/31/19	2,199,636	2,194,136

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS2,†† - 25.7% (continued)
Technology - 3.8% (continued)
Deltek, Inc.
4.50% due 10/10/18	1,403,013	$1,398,186
TIBCO Software, Inc.
6.50% due 12/04/20	1,250,000	1,244,925
Greenway Medical Technologies
6.00% due 11/04/20	1,089,000	1,083,555
Sparta Holding Corp.
6.25% due 07/28/201,†††	997,500	988,423
MRI Software LLC
5.25% due 02/04/21	942,875	940,518
EIG Investors Corp.
5.00% due 11/09/19	931,582	933,911
Peak 10, Inc.
5.00% due 06/17/21	895,500	892,142
Data Device Corp.
5.75% due 07/15/20	888,750	879,863
Active Network, Inc.
5.50% due 11/13/20	595,490	583,581
Advanced Computer Software
10.50% due 01/30/23	500,000	480,000
Aspect Software, Inc.
7.25% due 05/07/16	471,484	462,054
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	346,500	343,035
P2 Energy Solutions
9.00% due 04/30/21	200,000	180,000
GOGO LLC
7.50% due 03/21/18	80,947	77,709
Total Technology		12,682,038
Consumer, Non-cyclical - 3.0%
Performance Food Group
6.25% due 11/14/19	1,881,462	1,881,462
Harvard Drug
5.00% due 08/16/20	1,545,612	1,534,669
Albertson's (Safeway) Holdings LLC
4.50% due 08/25/21	1,150,000	1,159,741
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,131,000	1,119,690
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	996,258	986,295
Rite Aid Corp.
5.75% due 08/21/20	100,000	100,938
Mitel Networks Corp.
5.25% due 01/31/20	589,674	589,527
OneSky
15.00% due 06/03/19	500,000	515,000
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	496,250	496,250
CTI Foods Holding Co. LLC
8.25% due 06/28/21	450,000	443,250
Pelican Products, Inc.
5.25% due 04/10/20	397,000	393,693
NES Global Talent
6.50% due 10/02/19	367,628	334,542

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS2,†† - 25.7% (continued)
Consumer, Non-cyclical- 3.0% (continued)
Hostess Brands
6.75% due 04/09/20	297,750	$302,776
Targus Group International, Inc.
12.00% due 05/24/16	226,710	179,667
Total Consumer, Non-cyclical		10,037,500
Communications - 2.6%
Avaya, Inc.
6.50% due 03/31/18	2,295,774	2,271,025
4.65% due 10/26/17	1,404,737	1,363,845
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	1,693,116	1,692,693
Anaren, Inc.
9.25% due 01/22/21	1,000,000	990,000
5.50% due 01/22/21	990,000	985,050
Asurion Corp.
5.00% due 05/24/19	785,958	787,223
GOGO LLC
11.25% due 03/21/18	626,517	639,048
Total Communications		8,728,884
Financial - 2.0%
Trademonster
7.25% due 08/29/191,†††	1,496,250	1,489,367
Safe-Guard
6.25% due 08/19/21	1,376,500	1,362,735
DTZ US Borrower LLC
5.50% due 11/04/21	1,000,000	1,001,670
Expert Global Solutions
8.50% due 04/03/18	852,000	850,935
Magic Newco, LLC
12.00% due 06/12/19	750,000	814,223
American Stock Transfer & Trust
5.75% due 06/26/20	482,004	477,184
AmWINS Group, LLC
5.00% due 09/06/19	348,226	349,678
HDV Holdings
5.75% due 12/18/18	127,035	126,376
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	116,932	113,132
Total Financial		6,585,300
Energy - 1.2%
PSS Companies
5.50% due 01/28/20	1,891,839	1,470,905
FTS International
5.75% due 04/16/21	1,472,727	1,172,129
Cactus Wellhead
7.00% due 07/30/20	997,500	748,125
Floatel International Ltd.
6.00% due 06/27/20	740,634	539,426
Total Energy		3,930,585
Utilities - 0.9%
Panda Stonewall
6.50% due 11/12/21	1,200,000	1,207,500

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS2,†† - 25.7% (continued)
Utilities - 0.9% (continued)
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	1,396,500	$1,189,357
ExGen Renewables I LLC
5.25% due 02/05/21	703,906	707,426
Total Utilities		3,104,283
Basic Materials - 0.8%
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	1,706,228	1,605,270
Hoffmaster Group, Inc.
5.25% due 05/09/20	746,250	749,981
Styrolution US Holding
6.50% due 11/07/19	170,000	167,450
Ennis Flint Road Infrastructure
7.75% due 09/30/21	140,000	124,600
Total Basic Materials		2,647,301
Transportation - 0.3%
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	589,655	544,694
Ceva Logistics US Holdings
6.50% due 03/19/21	273,793	252,916
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	198,500	183,364
Ceva Logistics Canada, ULC
6.50% due 03/19/21	34,224	31,615
Total Transportation		1,012,589
Total Senior Floating Rate Interests
(Cost $87,553,372)		85,507,657
COLLATERALIZED MORTGAGE OBLIGATION†† - 7.1%

Motel 6 Trust 2015-MTL6
2015-MTL6,5.28% due 02/05/304	6,000,000	5,940,000
Nomura Resecuritization Trust 2012-1R
2012-1R,0.60% due 08/27/472,4	3,885,267	3,593,872
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due 10/10/414,5,†††	1,442,146	1,464,355
2003-STEW,6.40% due 11/10/434,5,†††	1,000,000	999,300
SRERS-2011 Funding Ltd.
2011-RS,0.41% due 05/09/462,4	2,367,819	2,253,216
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC6
2006-BC6,0.34% due 01/25/372	2,500,000	2,091,933
Capmark Military Housing Trust
2007-AETC,5.75% due 02/10/524,5	1,947,871	1,952,546

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 7.1% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A,5.13% due 10/15/262,4	1,500,000	$1,446,150
GreenPoint Mortgage Funding Trust 2006-AR1
2006-AR1,0.46% due 02/25/362	1,662,515	1,431,156
TBW Mortgage Backed Pass-Through Certificates
2006-6,6.04% due 01/25/376	1,691,072	929,921
2006-6,5.75% due 01/25/375,6	716,860	416,997
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.87% due 06/15/202,4	730,305	708,237
BAMLL-DB Trust
2012-OSI,6.79% due 04/13/294,5	400,000	419,627
Total Collateralized Mortage Obligation
(Cost $22,853,515)		23,647,310
MUNICIPAL BONDS†† - 2.0%
Puerto Rico - 1.3%
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/355	1,600,000	1,596,863
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.25% due 07/01/355	1,000,000	1,018,820
4.95% due 07/01/265	380,000	389,580
Puerto Rico Highways Transnporation Authority Revenue Bonds
5.50% due 07/01/28	750,000	793,238
Puerto Rico Municipal Finance Agency General Obligation Unlimited
5.00% due 08/01/27	500,000	501,205
Total Puerto Rico		4,299,706
Illinois - 0.7%
State of Illinois General Obligation Unlimited
5.65% due 12/01/385	1,250,000	1,315,988
6.90% due 03/01/355	1,000,000	1,165,320
Total Illinois		2,481,308
Total Municipal Bonds
(Cost $6,511,247)		6,781,014

	Face
	Amount~	Value
FOREIGN GOVERNMENT BONDS†† - 0.6%
Kenya Government International Bond
6.88% due 06/24/244,5	1,850,000	$1,944,350
Total U.S. Government Securities
(Cost $1,887,669)		1,944,350
Total Investments – 142.8%
(Cost $467,971,040)		$473,834,781

	Contracts	Value
OPTIONS WRITTEN† - (0.3)%
Call options on:
Industrial Select Sector SPDR Fund Expiring March 2015 with strike price of $58.00	269	(11,433)
Consumer Discretionary Select Sector SPDR Fund Expiring March 2015 with strike price of $75.00	208	(30,160)
SPDR S&P MidCap 400 ETF Trust Expiring March 2015 with strike price of $275.00	113	(31,358)
Powershares QQQ Trust Series 1 Expiring March 2015 with strike price of $108.00	1,155	(176,138)
iShares Russell 2000 Index Fund Expiring March 2015 with strike price of $122.00	1,276	(278,168)
SPDR S&P 500 ETF Trust Expiring March 2015 with strike price of $210.00	1,336	(352,035)
Total Call Options Written
(Premiums received $851,231)		(879,292)
Other Assets & Liabilities, net - (42.5)%		(141,021,974)
Total Net Assets - 100.0%		$331,933,515

Guggenheim Strategic Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Security was fair valued by the Valuation Commitee at February 28, 2015. The total market value of fair valued securities amounts to $7,618,195 (cost $8,513,011) or 2.3% of total net assets.
2	Variable rate security. Rate indicated is rate effective at February 28, 2015.
3	Perpetual maturity.
4	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $187,635,654 (cost $185,053,346), or 56.5% of total net assets.
5
All or a portion of these securities have been physically segreaged in connection with borrowings, unfunded commitments and reverse repurchase agreements.  As of February 28, 2015, the total amount segregatd was $188,095,854.

6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
8	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
9	Security represents cover for outstanding written options.

AG	Stock Corporation
BV	Limited Liability Company
CDO	Collarteralized Debt Obligation
CLO	Collateralized Laon Obligation
EUR	Euro
FCB	Farmers Credit Burreau
GBP	Great Britian Pound
LLC	Limited Liability Company
LP	Limited Partnership
NV	Publicly Traded Company
PLC	Public Limited Company
SAB de CV	Publicly Traded Company
SCA	Limited Partnership

At February 28, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Expiration Date	Principal Amount	Unrealized Appreciation
Acosta, Inc.	09/26/2019	$611,111	$-
Acosta, Inc.	09/26/2019	488,889	-
Eyemart Express	12/18/2021	500,000	2,429
IntraWest Holdings	12/10/2018	200,000	1,962
Rite Aid Corp.	08/21/2020	750,000	-
			$4,391

As of February 28, 2015, the following forward exchange currency contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 2/28/2015	Net Unrealized Appreciation/(Depreciation)
AUD	450,000
for USD	350,033	The Bank of New York Mellon	03/06/2015	$350,033	$351,508	$(1,475)

EUR	3,100,000
for USD	3,544,215	The Bank of New York Mellon	03/06/2015	3,544,215	3,469,425	74,790

GBP	340,000
for USD	520,161	The Bank of New York Mellon	03/06/2015	520,161	524,918	(4,757)
		Total unrealized appreciation for forward exchange currency contracts				$68,558

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategic Opportunities Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments as of February 28, 2015:

Description	Level 1	Level 2	Level 3		Total
Assets:
Corporate Bonds	$-	$126,897,888	$4,726,017		$131,623,905
Asset Backed Securities	-	137,385,738	1,959,092		139,344,830
Collateralized Mortgage Obligations	-	21,183,655	2,463,655		23,647,310
Senior Floating Rate Interests	-	80,940,635	4,567,022		85,507,657
Municipal Bonds	-	6,781,014	-		6,781,014
Foreign Government Bonds	-	1,944,350	-		1,944,350
Common Stocks	588,268	-	-	*	588,268
Preferred Stocks	21,325,363	-	-		21,325,363
Exchange Traded Funds	62,526,873	-	-		62,526,873
Warrant	-	-	-	*	-	*
Money Market Fund	545,211	-	-		545,211
Forward Exchange Currency Contracts	-	74,790	-		74,790
Unfunded Commitments	-	4,391	-		4,391
Total Assets	$84,985,715	$375,212,461	$13,715,786		$473,913,962
Liabilities:
Options Written	879,292	-	-		879,292
Forward Exchange Currency Contracts	-	6,232	-		6,232
Total Liabilities	$879,292	$6,232	$-		$885,524

* Market value is less than minimum amount disclosed.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund’s fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance	Valuation	Unobservable
Category	at 2/28/15	Technique	Inputs
Corporate Bond	$ 1,674,844	Monthly Broker Quote	Indicative Quote
Corporate Bond	$ 3,051,173	Monthly Model Price	Trade Price
Asset Backed Securities	$ 1,959,092	Monthly Broker Quote	Indicative Quote
Collateralized Mortgage Obligations	$ 2,463,655	Monthly Broker Quote	Indicative Quote
Senior Floating Rate Interests	$ 4,567,022	Enterprise Value	Valuation Multiple*

*Valuation multiples utilized ranged from 4 to14.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period. The Fund recognized transfers between the levels as of the beginning of the period. As of February 28, 2015, the Fund had securities with a total value of $6,593,472 transferred from Level 2 to Level 3, due to lack of a vendor price. The Fund had securities with a total value of $23,495,353 transferred from Level 3 to Level 2 due to availability of market price information at the period end. See the tables below for changes to Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

Assets	Total
Beginning Balance at 5/31/14
Corporate Bonds	$737,150
Asset Backed Securities	20,201,614
Senior Floating Rate Interests	13,181,702
Common Stocks	3
Paydowns Received
Asset Backed Securities	(987,662)
Senior Floating Rate Interests	(4,954,995)
Payment-in-kind Distributions Received
Senior Floating Rate Interests	53,437
Realized Gain/Loss
Asset Backed Securities	39,005
Senior Floating Rate Interests	76,552
Change in Unrealized Gain/Loss
Corporate Bonds	521
Asset Backed Securities	(1,851,259)
Senior Floating Rate Interests	95,401
Purchases
Corporate Bonds	2,533,701
Senior Floating Rate Interests	1,492,500
Sales
Common Stocks	(3)
Transfers into Level 3
Corporate Bonds	1,454,645
Asset Backed Securities	970,635
Collateralized Mortgage Obligations	2,463,655
Senior Floating Rate Interests	1,704,537
Transfers out of Level 3
Asset Backed Securities	(16,413,241)
Senior Floating Rate Interests	(7,082,112)
Ending Balance at 2/28/2015
Corporate Bonds	4,726,017
Asset Backed Securities	1,959,092
Collateralized Mortgage Obligations	2,463,655
Senior Floating Rate Interests	4,567,022
Total Level 3 Holdings	$13,715,786

3.  Federal Income Taxes

As of February 28, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$468,850,985	$24,237,967	$(19,254,171)	$4,983,796

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: April 29, 2015

By:    /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: April 29, 2015